Label	Element	Value
Chautauqua Global Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001282693_SupplementTextBlock
BAIRD FUNDS, INC.

Supplement to Prospectus

Dated April 4, 2016

As Supplemented June 30, 2016

As Supplemented August 31, 2016

and Summary Prospectus

Dated April 4, 2016

As Supplemented August 31, 2016

Chautauqua Global Growth Fund

Risk/Return [Heading]	rr_RiskReturnHeading	Chautauqua Global Growth Fund
Risk [Heading]	rr_RiskHeading	The following disclosure is added after the first paragraph under the “Chautauqua Global Growth Fund—Principal Risks—Foreign Securities Risks” and “Chautauqua International Growth Fund—Principal Risks—Foreign Securities Risks” sections of the Prospectus and Summary Prospectus:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
In June 2016, the United Kingdom (UK) voted to leave the European Union (EU) following a referendum referred to as “Brexit.”   There is significant market uncertainty regarding Brexit’s ramifications, and the range of possible political, regulatory, economic, and market outcomes are difficult to predict.   Geopolitical events, including those in Ukraine and the Middle East, may cause market disruptions.  It is possible that these or other geopolitical events could have an adverse effect on the value of the Fund’s investments.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	This Supplement should be retained with your Prospectus for future reference. The date of this Prospectus Supplement is August 31, 2016.